Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Premium on shares, options and warrants	Accumulated deficit	Other comprehensive income	Reserve from transactions with non-controlling interests	Total
Beginning Balance at Dec. 31, 2016	$ 6,624	$ 150,784	$ (154,904)	$ 163	$ 20	$ 2,687
Income (loss) for the year			(781)			(781)
Other comprehensive loss				(116)		(116)
Total comprehensive loss			(781)	(116)		(897)
Share-based payment to employees and non-employees			40			40
Issuance of Ordinary Shares, net of issuance costs ($ 164 thousands)	6,558	(4,769)				1,789
Ending Balance at Dec. 31, 2017	13,182	146,015	(155,645)	47	20	3,619
Impact of the adoption of IFRS 9			47	(47)
Updated balance as of January 1, 2018	13,182	146,015	(155,598)		20	3,619
Income (loss) for the year			2,986			2,986
Total comprehensive loss						2,986
Share-based payment to employees and non-employees			24			24
Reclassification of warrants (see Note 12)		1,693				1,693
Ending Balance at Dec. 31, 2018	13,182	147,708	(152,588)		20	8,322
Income (loss) for the year			(1,347)			(1,347)
Total comprehensive loss						(1,347)
Share-based payment to employees and non-employees			5			5
Ending Balance at Dec. 31, 2019	$ 13,182	$ 147,708	$ (153,930)		$ 20	$ 6,980